GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
GOODWILL AND OTHER INTANGIBLE ASSETS
The following table shows changes in the carrying amount of goodwill for the year ended December 31, 2010, by operating segment:

Goodwill	Electronic and Functional Materials	Coatings and Infrastructure Solutions	Ag Sciences	Perf Materials	Perf Plastics	Feedstocks and Energy	Total
In millions
Gross goodwill at Jan. 1, 2010	$4,967	$4,118	$1,546	$1,306	$1,463	$63	$13,463
Accumulated impairments at Jan. 1, 2010	—	—	—	(220)	(30)	—	(250)
Net goodwill at Jan. 1, 2010	$4,967	$4,118	$1,546	$1,086	$1,433	$63	$13,213
Divestitures:
Styron	—	—	—	(111)	(30)	—	(141)
Powder Coatings	—	(4)	—	—	—	—	(4)
Hydrocarbon Resins	(9)	—	—	—	—	—	(9)
Foreign currency impact	(9)	(57)	—	(9)	(17)	—	(92)
Net goodwill at Dec. 31, 2010	$4,949	$4,057	$1,546	$966	$1,386	$63	$12,967
Accumulated impairments at Dec. 31, 2010	—	—	—	216	30	—	246
Gross goodwill at Dec. 31, 2010	$4,949	$4,057	$1,546	$1,182	$1,416	$63	$13,213

The recording of the April 1, 2009 acquisition of Rohm and Haas (see Note D) resulted in goodwill of $9,707 million, which is not deductible for tax purposes. During the first quarter of 2010, goodwill related to the acquisition of Rohm and Haas increased $99 million for net adjustments made during the measurement period to the fair values of the assets acquired and liabilities assumed. In the table above, these adjustments have been retrospectively reflected in the goodwill at January 1, 2010, in accordance with the accounting guidance for business combinations. The adjustments increased goodwill for the operating segments as follows: Electronic and Functional Materials ($33 million), Coatings and Infrastructure Solutions ($47 million), Agricultural Sciences ($2 million), Performance Materials ($4 million) and Performance Plastics ($13 million).
As a result of the June 17, 2010 divestiture of Styron, $141 million of associated goodwill and $16 million of intangible assets were divested (see Note E). On June 1, 2010, the Company divested its Powder Coatings business, including $4 million of associated goodwill, and on October 1, 2010, the Company divested its Hydrocarbon Resins business, including $9 million of associated goodwill.
Goodwill Impairments
During the fourth quarter of 2010, the Company performed its annual impairment tests for goodwill. As a result of this review, it was determined that no additional goodwill impairments existed.
During the fourth quarter of 2009, the Company performed its annual impairment tests for goodwill. As a result of this review, it was determined that the goodwill associated with the Dow Haltermann reporting unit was impaired. The impairment was based on a review of the Dow Haltermann reporting unit performed by management, in which discounted cash flows did not support the carrying value of the goodwill due to poor future projections for the business. As a result, an impairment loss of $7 million was recognized in the fourth quarter of 2009 against the Performance Materials segment.

During the fourth quarter of 2008, the Company performed its annual impairment tests for goodwill. As a result of this review, it was determined that the goodwill associated with the Dow Automotive Systems reporting unit was impaired. The impairment was based on a review of the Dow Automotive Systems reporting unit performed by management, in which discounted cash flows did not support the carrying value of the goodwill due to the severe downturn in the automotive industry and the future projections for the business. As a result, an estimated impairment loss of $209 million was recognized in the fourth quarter of 2008 against the Performance Materials segment. The second step of goodwill impairment testing to determine the implied fair value of goodwill for the Dow Automotive Systems reporting unit was finalized in the first quarter of 2009. No adjustment was required to be made to the estimated impairment loss based on completion of the allocation process.
Also as a result of the 2008 annual tests, it was determined that the goodwill associated with the Polypropylene reporting unit was impaired. The impairment was based on a review of the Polypropylene reporting unit performed by management, in which discounted cash flows did not support the carrying value of the goodwill due to demand decline in North America and Western Europe, as well as significant new industry capacity that came on stream in 2008 and additional industry capacity that was expected in 2009. As a result, an impairment loss of $30 million was recognized in the fourth quarter of 2008 against the Performance Plastics segment.

Other Intangible Assets
The following table provides information regarding the Company’s other intangible assets:

Other Intangible Assets at December 31	2010			2009
In millions	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Intangible assets with finite lives:
Licenses and intellectual property	$1,733	$(466)	$1,267	$1,729	$(320)	$1,409
Patents	121	(95)	26	140	(107)	33
Software	965	(506)	459	875	(439)	436
Trademarks	693	(168)	525	694	(110)	584
Customer related	3,647	(492)	3,155	3,613	(261)	3,352
Other	122	(78)	44	142	(65)	77
Total other intangible assets, finite lives	$7,281	$(1,805)	$5,476	$7,193	$(1,302)	$5,891
IPR&D (1), indefinite lives	54	—	54	75	—	75
Total other intangible assets	$7,335	$(1,805)	$5,530	$7,268	$(1,302)	$5,966

(1) In-process research and development ("IPR&D") purchased in a business combination.
Intangible assets acquired with the April 1, 2009 acquisition of Rohm and Haas amounted to $5,305 million including net adjustments made since the acquisition that increased the fair value of these assets $830 million. The following table provides information regarding the intangible assets acquired:

Rohm and Haas Intangible Assets Acquired on April 1, 2009 In millions	Gross Carrying Amount	Weighted-average Amortization Period
Intangible assets with finite lives:
Licenses and intellectual property	$1,410	10 years
Software	73	3 years
Trademarks	513	10 years
Customer related	3,235	16 years
Total intangible assets, finite lives	$5,231	14 years
IPR&D, indefinite lives	74	-
Total intangible assets	$5,305

During 2010, the Company acquired software for $20 million. The weighted-average amortization period for the acquired software is five years.

The following table provides information regarding amortization expense:

Amortization Expense In millions	2010	2009	2008
Other intangible assets, excluding software	$509	$399	$92
Software, included in “Cost of sales”	$87	$76	$48

Total estimated amortization expense for the next five fiscal years is as follows:

Estimated Amortization Expense for Next Five Years In millions
2011	$616
2012	$557
2013	$537
2014	$512
2015	$494